Summary of detailed trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade accounts receivable	$ 67	$ 403
Value added tax	103	275
Other receivables	52	54
Total	$ 222	$ 732